Form N-1A Cover	Jun. 30, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	FRONTIER FUNDS, INC.
Entity Central Index Key	0001014913
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Prospectus Date	Oct. 31, 2024